REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended
	December 31,	December 31,
	2025	2024
Royalty revenue
Tocantinzinho	$4,501	$1,116
Wharf	2,828	1,622
Aranzazu	2,324	1,856
Endeavor	966	-
La Guitarra	457	115
La Encantada	441	415
El Realito	-	601
Other(1)	58	-
Total royalty revenue	11,575	5,725
Other fixed royalty payments	164	157
Total revenue	$11,739	$5,882